USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                         SUPPLEMENT DATED MARCH 25, 2004

                                TO THE PROSPECTUS
  DATED MAY 1, 2003, AS SUPPLEMENTED NOVEMBER 20, 2003, DECEMBER 8, 2003,
                               AND MARCH 8, 2004

          THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE
             PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND
                         RETAINED FOR FUTURE REFERENCE.

The last two sentences in the first paragraph on page 14 of the prospectus in the Risk/Return Summary for the USAZ Alliance Bernstein Large Cap Growth Fund (now known as the USAZ Dreyfus Founders Growth and Income Fund) are hereby deleted.



                                                               USAZPRO-004-0503